Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade, Other Payables and Financial Liabilities

	2017	2016
Account payables	$116,554	$104,176
Account payables to related parties	12,880	8,681

	129,434	112,857
Other payables and financial liabilities - Fuel derivative instruments	—	2,801
Others	1,156	4,779

	1,156	7,580

	$130,590	$120,437